Exhibit 99.32

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

J.P. Morgan Acceptance Corporation II
383 Madison Avenue, 31st Floor
New York, New York 10179

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by J.P. Morgan Acceptance Corporation II (the “Company”) and J.P. Morgan Securities LLC (together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of J.P. Morgan Mortgage Trust 2017-6, Mortgage Pass-Through Certificates, Series 2017-6.

The information set forth on the Statistical Loan File (as defined below) is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On November 27, 2017, representatives of the Company provided us with a mortgage loan listing with respect to 494 non-conforming mortgage loans and 988 conforming mortgage loans (the “Mortgage Loan Listing”).  At your instruction, we randomly selected (i) 100 non-conforming mortgage loans (the “Non-Conforming Selected Loans”) and (ii) 200 conforming mortgage loans (the “Conforming Selected Loans”) from the Mortgage Loan Listing.

Additionally, on November 28, 2017, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Statistical Loan File”) with respect to 1,470 mortgage loans, which included 99 of the 100  Non-Conforming Selected Loans and each of the Conforming Selected Loans.  The remaining 99 Non-Conforming Selected Loans and 200 Conforming Selected Loans included in the Statistical Loan File are hereinafter referred to as the “Non-Conforming Sample Loans” and “Conforming Sample Loans,” respectively.

Member of Deloitte Touche Tohmatsu Limited

File Review Procedures of the Non-Conforming Sample Loans:

At your instruction, we performed certain comparisons and recomputations relating to the non-conforming mortgage loan characteristics (the “Non-Conforming Characteristics”) indicated below for each of the Non-Conforming Sample Loans.

Non-Conforming Characteristics
1.      Loan number (for control purposes only)
2.      Origination date
3.      Loan type (fixed or adjustable)
4.      Balloon indicator (yes/no)
5.      Negative amortization indicator (yes/no)
6.      Original principal balance
7.      Interest rate
8.      Monthly P&I payment*
9.      First payment date
10.      Original term to maturity
11.      Property city
12.      Property state
13.      Property zip code
14.      Prepayment penalty term (if applicable)
15.      Interest only term (if applicable)
16.      Occupancy status
17.      Self-employment flag
18.      Property type
19.      Appraisal report date

20.      Appraised value
21.      Loan purpose
22.      Sales price (if applicable)
23.      Borrower Score 1
24.      Borrower Score 2 (if applicable)
25.      Borrower Score 3 (if applicable)
26.      Co-Borrower Score 1 (if applicable)
27.      Co-Borrower Score 2 (if applicable)
28.      Co-Borrower Score 3 (if applicable)
29.      Current qualifying credit score
30.      Lien position
31.      Junior lien balance (if applicable)
32.      Primary mortgage insurance company (if applicable)
33.      Primary mortgage insurance level (if applicable)
34.      Original loan-to-value ratio
35.      Combined loan-to-value ratio
36.      Pledged collateral amount (if applicable)
37.      Modification indicator (yes or no)
38.      Modification date**

  * For non-interest only loans only
** For modified loans only

We compared Non-Conforming Characteristic 2. to the corresponding information set forth on or derived from the respective Fixed Rate Note (the “Note”); Non-Conforming Characteristics 3. through 13. to the Note or the “Modification Agreement” (if applicable); Non-Conforming Characteristic 14. to the Note or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Non-Conforming Characteristic 15. to the Note or Interest Only Addendum (collectively, the “Interest Only Addendum”); Non-Conforming Characteristics 16. and 17. to the Residential Loan Application or Uniform Underwriting and Transmittal Summary (collectively, the “Application”); Non-Conforming Characteristics 18. through 20. to the Uniform Residential Appraisal Report (the “Appraisal Report”); Non-Conforming Characteristic 21. (for those Non-Conforming Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “first time home purchase,” “other-than-first-time home purchase” or “construction to permanent”) to the Application and Settlement Statement or Closing Disclosure (collectively, the “Settlement Statement”); Non-Conforming Characteristic 22. (for those Non-Conforming Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a first time home purchase or other-than-first-time home purchase to the Settlement Statement;  Non-Conforming Characteristics 23. through 28. to the “Credit Report”; Non-Conforming Characteristic 29. to a query (the “Current Qualifying Credit Score Query”), provided to us on November 30, 2017 by representatives of the Company; Non-Conforming Characteristics 30. and 31. to the Junior Lien Note, Settlement Statement, Uniform Underwriting and Transmittal Summary, Subordination Agreement, Title Report or Loan Approval Summary (collectively, the “Lien Summary”); Non-Conforming Characteristics 32. and 33. to the Uniform Underwriting and Transmittal Summary or Primary Mortgage Insurance Certificate (collectively, the “PMI Certificate”); Non-Conforming Characteristic 36. to the “Pledged Collateral Agreement”; and Non-Conforming Characteristics 37. and 38. to the corresponding information set forth on or derived from the Modification Agreement.

Further, with respect to Non-Conforming Characteristic 21., for those Non-Conforming Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation,” “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate,” “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out,” we (i) observed that there is no “sales price” indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, for Non-Conforming Sample Loans not originated by United Shore Financial Services (“United Shore”) or Stonegate Mortgage Corporation (“Stonegate”) (as set forth on the Statistical Loan File), we assumed that the loan purpose is (a) a “cash-out refinance” if the Amount to the Borrower was greater than or equal to the greater of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “rate and term refinance” to the extent that it was not.  For Non-Conforming Sample Loans originated by United Shore or Stonegate (as set forth on the Statistical Loan File), we assumed that the loan purpose is (a) a “cash-out refinance” if the Amount to the Borrower was greater than or equal to the lesser of (i) $5,000 or (ii) 1% of the original principal balance (as set forth on the Note) and (b) a “rate and term refinance” to the extent that it was not.

With respect to Non-Conforming Characteristic 34., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “first time home purchase” or “other-than-first-time home purchase” (as determined from the Application), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Non-Conforming Characteristic 35., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the senior or junior lien balance, if any, (as set forth on the Lien Summary) by either (b) in the case of a “first time home purchase” or “other-than-first-time home purchase” (as determined from the Application), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

•	with respect to Non-Conforming Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

•	with respect to Non-Conforming Characteristic 8., differences of $0.01 or less are deemed to be “in agreement;”

•
with respect to Non-Conforming Characteristic 18., a property type indicated on the Statistical Loan File as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

•
with respect to Non-Conforming Characteristic 18., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be a “single family detached (non-PUD)” property;

•
with respect to Non-Conforming Characteristics 18., 19. and 20., and for the recalculations of Non-Conforming Characteristics 34. and 35., for those Non-Conforming Sample Loans for which the Company provided us with two or more Appraisal Reports, we were instructed by the Company to use the Appraisal Report with the most recent appraisal date, except for those Non-Conforming Sample Loans where each such Appraisal Report indicated an appraisal date less than 30 days from the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

•
with respect to Non-Conforming Characteristic 20. and for recalculations of Non-Conforming Characteristics 34. and 35., for those Non-Conforming Sample Loans not originated by Broker Solutions, Inc. (“Broker Solutions”), United Shore or Stonegate (as set forth on the Statistical Loan File), for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 6 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report);

•
with respect to Non-Conforming Characteristic 21., a loan purpose indicated on the Statistical Loan File as (i)  “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation” or “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate” and “cash-out refinance” (as determined herein) are deemed to be “in agreement” and (ii) “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out” and “rate and term refinance” (as determined herein) are deemed to be “in agreement;”

•	with respect to our comparison of Non-Conforming Characteristic 31., differences of $100 or less are deemed to be “in agreement;”

•
with respect to Non-Conforming Characteristic 34., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Statistical Loan File identified an original loan-to-value ratio less than or equal to 80% and our recomputed original loan-to-value ratio was greater than 80%.  Further, for Non-Conforming Sample Loans originated by Broker Solutions, United Shore or Stonegate (as set forth on the Statistical Loan File) for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 12 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the original loan-to-value ratio; and

•
with respect to Non-Conforming Characteristic 35., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Statistical Loan File identified a combined loan-to-value ratio less than or equal to 100% and our recomputed combined loan-to-value ratio was greater than 100%.  Further, for Non-Conforming Sample Loans originated by Broker Solutions, United Shore  or Stonegate (as set forth on the Statistical Loan File) for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 12 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the combined loan-to-value ratio.

File Review Procedures of the Conforming Sample Loans:

At your instruction, we performed certain comparisons and recomputations relating to the conforming mortgage loan characteristics (the “Conforming Characteristics”) indicated below for each of the Conforming Sample Loans.

Conforming Characteristics
1.      Loan number (for control purposes only)
2.      Origination date
3.      Loan type (fixed or adjustable)
4.      Balloon indicator (yes/no)
5.      Negative amortization indicator (yes/no)
6.      Original principal balance
7.      Interest rate
8.      Monthly P&I payment*
9.      First payment date
10.      Original term to maturity
11.      Property state
12.      Property zip code
13.      Prepayment penalty term (if applicable)
14.      Interest only term (if applicable)
15.      Occupancy status

16.      Property type
17.      Loan purpose
18.      Borrower Score 1
19.      Borrower Score 2 (if applicable)
20.      Borrower Score 3 (if applicable)
21.      Co-Borrower Score 1 (if applicable)
22.      Co-Borrower Score 2 (if applicable)
23.      Co-Borrower Score 3 (if applicable)
24.      Current qualifying credit score
25.      Lien position
26.      Primary mortgage insurance company (if applicable)
27.      Primary mortgage insurance level (if applicable)
28.      Original loan-to-value ratio
29.      Combined loan-to-value ratio
30.      Modification indicator (yes or no)

  * For non-interest only loans only

We compared Conforming Characteristic 2. to the corresponding information set forth on or derived from the Note; Conforming Characteristics 3. through 12. to the Note or the Modification Agreement (if applicable); Conforming Characteristic 13. to the Prepayment Penalty Rider; Conforming Characteristic 14. to the Interest Only Addendum; Conforming Characteristic 15. to the Application; Conforming Characteristic 16. to the Appraisal Report; Conforming Characteristic 17. (for those Conforming Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “first time home purchase,” “other-than-first-time home purchase” or “construction to permanent”) to the Application and Settlement Statement; Conforming Characteristics 18. through 23. to the Credit Report; Conforming Characteristic 24. to the Current Qualifying Credit Score Query; Conforming Characteristic 25. to the Lien Summary; Conforming Characteristics 26. and 27. to the PMI Certificate; and Conforming Characteristic 30. to the corresponding information set forth on or derived from the Modification Agreement.

Further, with respect to Conforming Characteristic 17., for those Conforming Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation,” “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate,” “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out,” we (i) observed that there is no “sales price” indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, we assumed that the loan purpose is (a) a “cash-out refinance” if the Amount to the Borrower was greater than or equal to the greater of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “rate and term refinance” to the extent that it was not.

With respect to Conforming Characteristic 28., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “first time home purchase” or “other-than-first-time home purchase” (as determined from the Application), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Conforming Characteristic 29., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the senior or junior lien balance, if any, (as set forth on the Lien Summary) by either (b) in the case of a “first time home purchase” or “other-than-first-time home purchase” (as determined from the Application), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent”  (as determined above or from the Application), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

•	with respect to Conforming Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

•	with respect to Conforming Characteristic 8., differences of $0.01 or less are deemed to be “in agreement;”

•
with respect to Conforming Characteristic 16., a property type indicated on the Statistical Loan File as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

•
with respect to Conforming Characteristic 16., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be a “single family detached (non-PUD)” property;

•
with respect to Conforming Characteristic 16., and for the recalculations of Conforming Characteristics 28. and 29., for those Conforming Sample Loans for which the Company provided us with multiple Appraisal Reports, we were instructed by the Company to use the Appraisal Report with  the most recent appraisal date, except for those Conforming Sample Loans where each such Appraisal Report indicated an appraisal date less than 30 days from the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

•
with respect to Conforming Characteristic 17., a loan purpose indicated on the Statistical Loan File as (i)  “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation” or “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate” and “cash-out refinance” (as determined herein) are deemed to be “in agreement” and (ii) “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out” and “rate and term refinance” (as determined herein) are deemed to be “in agreement;”

•
with respect to Conforming Characteristic 28., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Statistical Loan File identified an original loan-to-value ratio less than or equal to 80% and our recomputed original loan-to-value ratio was greater than 80%.  For those Conforming Sample Loans for which the Company provided us with an

Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 6 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the original loan-to-value ratio; and

•
with respect to Conforming Characteristic 29., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Statistical Loan File identified a combined loan-to-value ratio less than or equal to 100% and our recomputed combined loan-to-value ratio was greater than 100%.  For those Conforming Sample Loans for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 6 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the combined loan-to-value ratio.

The loan documents described above and any other related documents used in support of the Non-Conforming Characteristics and Conforming Characteristics (collectively, the “Characteristics”) were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.”  We were not requested to perform and we did not perform any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents.  In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments and reflect the current prevailing terms with respect to the corresponding Non-Conforming Sample Loans and Conforming Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Non-Conforming Characteristics and Conforming Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix A and Appendix B.  Supplemental information is contained on Appendix C and Appendix D.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned information, assumptions or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

December 6, 2017

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated December 6, 2017.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Non-Conforming Characteristics

1	Five differences in property type.
2	One difference in appraisal report date.
3	Seven differences in loan purpose.
4	Two differences in borrower score 1.
5	Two differences in borrower score 2.
6	Two differences in borrower score 3.
7	Two differences in co-borrower score 1.
8	Two differences in co-borrower score 2.
9	Three differences in co-borrower score 3.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated December 6, 2017.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Conforming Characteristics

1	Six differences in property type.
2	One difference in borrower score 2.
3	One difference in borrower score 3.
4	Two differences in co-borrower score 1.
5	One difference in co-borrower score 2.
6	One difference in co-borrower score 3.
7	One difference in combined loan-to–value ratio.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated December 6, 2017

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Non-Conforming Sample Loan Number	Non-Conforming Characteristic	Non-Conforming Characteristic set forth on the Statistical Loan File	Non-Conforming Characteristic set forth on or derived from the Loan Documents
1	300377282	Property type	Single Family Detached (non-PUD)	PUD
1	300479022	Property type	Single Family Detached ( non -PUD)	PUD
1	300506001	Property type	Single Family Detached (non-PUD)	PUD
1	300621792	Property type	Single Family Detached (non-PUD)	PUD
1	300630294	Property type	Single Family Detached (non-PUD)	1 Family attached
2	300591677	Appraisal report date	6/27/2017	6/26/2017
3	300377282	Loan purpose	Rate/Term Refinance - Borrower Initiated	Cash-out refinance
3	300421799	Loan purpose	Rate/Term Refinance - Borrower Initiated	Cash-out refinance
3	300472137	Loan purpose	Other -than- first time Home Purchase	First time home purchase
3	300500970	Loan purpose	Rate/Term Refinance - Borrower Initiated	Cash-out refinance
3	300591456	Loan purpose	First time home purchase	Other-than-first-time home purchase
3	300602283	Loan purpose	Other-than-first-time home purchase	First time home purchase
3	300616316	Loan purpose	First time home purchase	Other-than-first-time home purchase
4	300475889	Borrower score 1	800	790
4	300621844	Borrower score 1	808	800
5	300475889	Borrower score 2	804	793
5	300621844	Borrower score 2	808	800
6	300475889	Borrower score 3	811	809
6	300621844	Borrower score 3	811	797
7	300475889	Co-borrower score 1	780	794
7	300621844	Co-borrower score 1	804	801
8	300475889	Co-borrower score 2	787	776
8	300621844	Co-borrower score 2	790	796
9	300475889	Co-borrower score 3	783	781
9	300590876	Co-borrower score 3	795	784
9	300621844	Co-borrower score 3	812	779

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated December 6, 2017

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Conforming Sample Loan Number	Conforming Characteristic	Conforming Characteristic set forth on the Statistical Loan File	Conforming Characteristic set forth on or derived from the Loan Documents
1	300596187	Property type	4 Family	2 Family
1	300631059	Property type	1 Family Attached	Single Family Detached (non-PUD)
1	300631351	Property type	1 Family Attached	Single Family Detached (Non-PUD)
1	300639941	Property type	4 Family	2 Family
1	300640120	Property type	4 Family	2 Family
1	300647565	Property type	4 Family	2 Family
2	300631101	Borrower score 2	703	695
3	300631101	Borrower score 3	707	693
4	300631101	Co-borrower score 1	735	788
4	300665298	Co-borrower score 1	738	736
5	300631101	Co-borrower score 2	717	783
6	300631101	Co-borrower score 3	735	766
7	300665327	Combined loan-to-value ratio	64.52%	69.62%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.